Share-based Compensation (Details)				3 Months Ended	12 Months Ended
	Sep. 28, 2022 CNY (¥) shares	Jun. 07, 2022 shares	Mar. 19, 2019 shares	Mar. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 CNY (¥) $ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2020	Dec. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares						$ 1.20	$ 0.60
Accrued bonus | ¥					¥ 3,520,177	$ 3,520,177	$ 3,769,622
Requisite service period					3 years
Split of ordinary shares		174,544
Number of units exercisable				0
Expected dividend yield					0.00%		0.00%	0.00%
Share-based compensation | ¥				¥ 3,160,986	¥ 74,686,711
Share units forfeited				0	0
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units granted					1,666,000		7,194,000
Maximum aggregate number of shares					482,666		2,084,268
Expected dividend yield					0.00%
Share-based compensation | ¥	¥ 33,194,871				¥ 44,421,298
Additional Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units granted					460,756		955,643
Number of units granted with three-year pre-requisite service period							933,742
Number of unites granted equivalent to ordinary shares after share split					133,494		276,872
Number of unites granted equivalent to ordinary shares after share split with three-year pre-requisite service period					133,494		270,527
Accrued bonus | ¥					¥ 3,520,177	$ 3,520,177	$ 3,769,622
Exercised				12,895,561	12,579,311
Split of ordinary shares				3,523,167	3,514,114
Number of units exercisable					0	0
Award Components Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares					133,494
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units granted				6,000,000	6,000,000				6,000,000
Split of ordinary shares				1,738,338	1,738,338				1,738,200
2019 Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units granted			50,000,000
Maximum aggregate number of shares	14,486,152		14,486,152
2019 Scheme | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units granted				4,500,000	4,500,000
Split of ordinary shares				1,303,754	1,303,754